Income Taxes - Disclosure of Tax Attributes to be Deferred (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	$ 108,673	$ 101,933
Domestic Tax Authority 1 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	72,871
Domestic Tax Authority 1 [Member] | 2028 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	7,880
Domestic Tax Authority 1 [Member] | 2029 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,791
Domestic Tax Authority 1 [Member] | 2030 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,104
Domestic Tax Authority 1 [Member] | 2031 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	1,753
Domestic Tax Authority 1 [Member] | 2032 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,250
Domestic Tax Authority 1 [Member] | 2033 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	3,721
Domestic Tax Authority 1 [Member] | 2034 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,153
Domestic Tax Authority 1 [Member] | 2035 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	10,418
Domestic Tax Authority 1 [Member] | 2036 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	10,592
Domestic Tax Authority 1 [Member] | 2037 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	7,343
Domestic Tax Authority 1 [Member] | 2038 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	6,557
Domestic Tax Authority 1 [Member] | 2039 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	3,501
Domestic Tax Authority 1 [Member] | 2040 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	3,808
State And Local Jurisdiction 1 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	71,549
State And Local Jurisdiction 1 [Member] | 2028 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	6,494
State And Local Jurisdiction 1 [Member] | 2029 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,773
State And Local Jurisdiction 1 [Member] | 2030 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,089
State And Local Jurisdiction 1 [Member] | 2031 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	1,737
State And Local Jurisdiction 1 [Member] | 2032 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,250
State And Local Jurisdiction 1 [Member] | 2033 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	3,721
State And Local Jurisdiction 1 [Member] | 2034 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,153
State And Local Jurisdiction 1 [Member] | 2035 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	10,452
State And Local Jurisdiction 1 [Member] | 2036 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	10,592
State And Local Jurisdiction 1 [Member] | 2037 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	7,343
State And Local Jurisdiction 1 [Member] | 2038 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	6,557
State And Local Jurisdiction 1 [Member] | 2039 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	3,580
State And Local Jurisdiction 1 [Member] | 2040 [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	$ 3,808